Investment Objectives and Goals	Sep. 30, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Eaton Vance Ultra-Short Income ETF (the “Fund”) seeks to maximize income, to the extent consistent with preservation of capital.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Eaton Vance High Yield ETF (the “Fund”) seeks to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital.
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Eaton Vance Intermediate Municipal Income ETF (the “Fund”) seeks to provide current income exempt from regular federal income tax.
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eaton Vance Floating-Rate ETF (the “Fund”) seeks to provide a high level of current income.
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eaton Vance Short Duration Municipal Income ETF (the “Fund”) seeks to provide current income exempt from regular federal income tax.
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eaton Vance Short Duration Income ETF (the “Fund”) seeks above-average total return over a market cycle of three to five years.
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eaton Vance Total Return Bond ETF (the “Fund”) seeks above-average total return over a market cycle of three to five years.
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Eaton Vance Income Opportunities  ETF (the “Fund”) seeks a high level of current income as its primary investment objective. As a secondary investment objective, the Fund seeks to maximize total return but only to the extent consistent with its primary objective.

Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Eaton Vance CLO Investment Grade Income ETF (the “Fund”) seeks current income, with a secondary objective of capital preservation.
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Eaton Vance High Income Municipal ETF (the “Fund”) seeks to provide high current income exempt from regular federal income tax.
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Eaton Vance Mortgage Opportunities ETF (the “Fund”) seeks a high level of current income.
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Parametric Equity Plus ETF (the “Fund”) seeks to provide long-term capital appreciation.
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Parametric Equity Premium Income ETF (the “Fund”) seeks to provide consistent monthly income while maintaining prospects for capital appreciation.
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Parametric Hedged Equity ETF (the “Fund”) seeks to provide capital appreciation  while limiting losses experienced by investors (before fees, expenses, and taxes) through the incorporation of an option overlay hedge strategy.

Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calvert International Responsible Index ETF (the “Fund”) seeks to track the performance of the Calvert International Responsible Index (the “Index”).
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calvert US Large-Cap Core Responsible Index ETF (the “Fund”) seeks to track the performance of the Calvert US Large-Cap Core Responsible Index (the “Index”).
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF (the “Fund”) seeks to track the performance of the Calvert US Large-Cap Diversity Research Index (the “Index”).
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calvert US Mid-Cap Core Responsible Index ETF (the “Fund”) seeks to track the performance of the Calvert US Mid-Cap Core Responsible Index (the “Index”).
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Calvert Ultra-Short Investment Grade ETF (the “Fund”) seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.